CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 11,114,851	$ 12,996,514	$ 9,798,815
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property, equipment and software	9,185,140	6,698,448	5,830,472
Amortization of land use right	121,541	85,758	70,822
Bad debt provision	149,783	34,058	30,000
Inventories provision	369,100	44,914	51,940
Impairment in value of investment securities			25,857
Gain from investment securities		(275,929)
Gain related to derivatives	(1,851,860)	(3,033,942)	(74,546)
Loss (gain) from disposal of fixed assets	100,964	(79,237)
Deferred taxes	(556,802)	58,625	(272,882)
Share-based compensation expense	6,227,558	3,747,875	251,950
Change in assets and liabilities:
Increase in accounts receivable	(8,167,182)	(2,584,041)	(4,809,690)
Increase in inventories	(1,951,929)	(158,679)	(103,152)
Increase in amounts due from related parties	(705,965)
Increase in prepayments and others	(675,833)	(1,076,004)	(90,894)
Increase in other long-term assets	(377,213)	(204,000)
Increase in accounts payable	1,234,682	42,179	1,541,480
Decrease in amounts due to related parties	(902,135)	(762,148)	(1,141,464)
Increase (decrease) in salary and welfare payables	(175,707)	1,048,695	931,781
Increase in income taxes payable	1,330,865	321,548	1,277,221
Increase in advance from customers	(53,871)	1,257,829	312,472
Increase in advanced subsidies	3,120,768
Increase in other payables and accrued liabilities	740,937	492,059	1,089,969
Net cash provided by operating activities	18,277,692	18,654,522	14,720,151
Cash flows from investing activities:
Purchase of property, plant, equipment and software	(28,430,906)	(24,130,434)	(13,969,335)
Purchase of land use right	(2,251,739)		(4,249,296)
Proceeds from disposal of fixed assets	129,643	138,206
Proceeds from disposal of investment securities	41,726	627,308
Payment for investment in securities			(142,857)
Proceeds (payments) from settlement of derivatives	3,807,292	319,351	(650,116)
(Increase) decrease in restricted cash	(1,874,061)	(542,308)	685,854
Net cash used in investing activities	(28,578,045)	(23,587,877)	(18,325,750)
Cash flows from financing activities:
Proceeds from short-term bank borrowings		3,608,718
Repayment of short-term bank borrowings	(777,101)	(2,871,343)
Cash proceeds from initial public offering, net of issuance costs	(721,414)	40,692,555
Proceeds from issuance of ordinary shares upon exercise of stock options	237,229
Repurchase of ordinary shares	(1,092,275)
Net cash provided by (used in) financing activities	(2,353,561)	41,429,930
Effect of foreign exchange rate changes on cash and cash equivalents	1,271,539	425,623	159
Net (decrease) increase in cash and cash equivalents	(11,382,375)	36,922,198	(3,605,440)
Cash and cash equivalents at beginning of year	49,160,335	12,238,137	15,843,577
Cash and cash equivalents at end of year	37,777,960	49,160,335	12,238,137
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	1,668,501	1,763,764	541,818
Cash paid during the year for interest	37,792	40,079
Supplemental disclosure of non-cash investing and financing activities:
Increase (decrease) in accounts payable for purchase of property, plant, equipment and software	$ 4,522,837	$ 5,800,744	$ (5,151,948)